Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Provided below is our company’s “Pay Versus Performance” disclosure as required pursuant to Item 402(v) of Regulation S-K under the Exchange Act. As required by Item 402(v), we have included:

(1)
A table that compares the total compensation of our Named Executive Officers as presented in the SCT for each year to pay calculated in accordance with Item 402(v) of Regulation S-K (referred to as “Compensation Actually Paid”, or “CAP”) and that compares CAP to specified performance measures;
(2)
A list of the most important measures that our Compensation Committee used in 2024 to link CAP to our company’s performance; and
(3)
Graphs and narratives that describe:
a.
the relationship between CAP and our cumulative total shareholder return (“TSR”), as well as the TSR of the S&P Retail Select Industry Index (“Peer Group TSR”); and
b.
the relationship between CAP and Net Income; and
c.
the relationship between CAP and Sales growth, which is our Company Selected Measure (“CSM”).

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the Named Executive Officers or how the Compensation Committee evaluates compensation decisions in light of the performance of our company or individual accomplishments. In particular, the Compensation Committee does not use CAP as a basis for making compensation decisions. Please refer to our “Compensation Discussion and Analysis” on pages 16 to 30 for a discussion of our executive compensation program objectives and the ways in which we design our program to align executive compensation with our company’s performance.

Pay Versus Performance Table

The following table reports the compensation of our PEO and the average compensation of the other NEOs as reported in the SCT for the past five fiscal years, as well as their CAP as calculated pursuant to SEC rules and certain performance measures required by the rules.

					Value of Initial Fixed $100 Investment Based On: (4)
Year (1)	SCT Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average SCT Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net Income (in thousands) ($) (6)	Sales Growth (in thousands) ($) (7)
2024	23,525,357	26,373,371	10,928,341	12,547,390	155.68	188.41	729,613	969,009
2023	18,837,938	34,468,589	8,642,185	16,163,934	144.34	168.04	649,923	555,792
2022	22,061,848	20,246,041	9,651,136	8,837,716	97.13	138.26	429,162	1,134,363
2021	24,014,341	29,363,412	9,714,407	12,040,298	100.49	202.49	815,632	1,696,757
2020	20,288,091	4,100,091	8,792,682	2,347,723	83.21	141.63	146,227	(629,114)

(1)
The PEO and other NEOs for all applicable years were as follows: Robert Greenberg served as our PEO and Messrs. Vandemore, Michael Greenberg, Weinberg and Nason served as the non-PEO NEOs.
(2)
Amounts reported in this column represent, as applicable, (i) the total compensation reported in the SCT for the applicable year in the case of the PEO and (ii) the average of the total compensation reported in the SCT for the applicable year for our other Named Executive Officers reported for the applicable year other than the PEO.
(3)
To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP is due to market fluctuations in our company’s stock price. Fair value or change in fair value, as applicable, of equity awards in the CAP columns below was determined as follows:
i.
For solely restricted stock awards with time-based vesting, the closing price of our Class A common stock on the applicable fiscal year-end date or vesting date;
ii.
For the performance condition component of the performance-vesting restricted stock, the same valuation methodology as for the restricted stock awards with time-based vesting except that year-end values were multiplied by a factor reflecting achievement of the probable outcome of the performance objective as of the measurement date (which for the December 31, 2024 measurement of our February 2022, March 2023 and March 2024 performance-based awards of restricted shares with vesting linked to EPS performance, the remaining open EPS performance periods were each at 100% of target); and
iii.
For the market condition component of performance-vesting restricted stock, using a Monte-Carlo simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objectives established for the respective award. For information on the inputs to our Monte-Carlo simulations, see footnote (1) of our Summary Compensation Tables for 2024, 2023 and 2022.

Given that the values in the columns for Compensation Actually Paid to our PEO and the other NEOs are significantly tied to our stock price as of the last day of the listed fiscal year, it is important to note that the values could have been dramatically different if other dates were chosen. To illustrate, in 2020, our stock price fluctuated from a low of $20.61 per share to a high of $43.88, with the closing share price on December 31, 2020 representing 82.09% of our 52-week high for 2020. In 2021, our stock price fluctuated from a low of $34.48 per share to a high of $54.54, with the closing share price on December 31, 2021 representing 79.90%

of our 52-week high for 2021. In 2022, our stock price fluctuated from a low of $31.72 per share to a high of $48.94, with the closing share price on December 31, 2022 representing 85.72% of our 52-week high for 2022. In 2023, our stock price fluctuated from a low of $41.66 per share to a high of $63.81, with the closing share price on December 31, 2023 representing 97.70% of our 52-week high for 2023. Lastly, in 2024, our stock price fluctuated from a low of $55.67 per share to a high of $75.09, with the closing share price on December 31, 2024 representing 89.55% of our 52-week high for 2024. Accordingly, the values in the columns for Compensation Actually Paid to our PEO and the other NEOs could have been significantly less if other dates were chosen or if our stock price happened to be lower on the last day of the listed fiscal year.

A reconciliation of the adjustments for the PEO and for the average of the other Named Executive Officers for 2024 is set forth in the table below.

			Average Non-
			PEO NEOs
		PEO ($)	($) (a)
Fiscal Year		2024	2024
Summary Compensation Table	(b)	23,525,357	10,928,341
Minus - Grant Date Fair Value of Stock Awards Granted in Year	(c)	(8,405,699)	(4,486,450)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year	(d)	9,328,487	4,978,977
Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(e)	2,876,101	1,513,642
Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years	(f)	(950,875)	(387,120)
Compensation Actually Paid		26,373,371	12,547,390

(a)
See footnote 1 of the Pay Versus Performance Table for the Named Executive Officers included in the average for each year.
(b)
Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(c)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, calculated in accordance with FASB ASC 718. See Note 8 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(d)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the indicated fiscal year-end, of stock awards that were granted in a prior fiscal year and were outstanding and unvested as of the indicated fiscal year-end, calculated in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of stock awards that were granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR Peer Group consists of the S&P Retail Select Industry Index.
(6)
Net income for fiscal years 2023, 2022, 2021 and 2020 has been revised to include net income attributable to noncontrolling interests.
(7)
We determined that Sales growth is the most important financial performance measure used to link CAP to our performance. In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe our executive compensation program and the executive compensation decisions included in the 2024 SCT related disclosures appropriately reward our PEO and the other NEOs for Skechers’ and individual performance, assist us in retaining our senior leadership team and support long-term value creation for our stockholders. Refer to Performance Measures Used to Link Skechers’ Performance and CAP to the Named Executive Officers.

Company Selected Measure Name	Sales growth
Named Executive Officers, Footnote	The PEO and other NEOs for all applicable years were as follows: Robert Greenberg served as our PEO and Messrs. Vandemore, Michael Greenberg, Weinberg and Nason served as the non-PEO NEOs.
Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P Retail Select Industry Index.
PEO Total Compensation Amount	$ 23,525,357	$ 18,837,938	$ 22,061,848	$ 24,014,341	$ 20,288,091
PEO Actually Paid Compensation Amount	$ 26,373,371	34,468,589	20,246,041	29,363,412	4,100,091
Adjustment To PEO Compensation, Footnote

			Average Non-
			PEO NEOs
		PEO ($)	($) (a)
Fiscal Year		2024	2024
Summary Compensation Table	(b)	23,525,357	10,928,341
Minus - Grant Date Fair Value of Stock Awards Granted in Year	(c)	(8,405,699)	(4,486,450)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year	(d)	9,328,487	4,978,977
Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(e)	2,876,101	1,513,642
Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years	(f)	(950,875)	(387,120)
Compensation Actually Paid		26,373,371	12,547,390

(a)
See footnote 1 of the Pay Versus Performance Table for the Named Executive Officers included in the average for each year.
(b)
Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(c)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, calculated in accordance with FASB ASC 718. See Note 8 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(d)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the indicated fiscal year-end, of stock awards that were granted in a prior fiscal year and were outstanding and unvested as of the indicated fiscal year-end, calculated in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of stock awards that were granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 10,928,341	8,642,185	9,651,136	9,714,407	8,792,682
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,547,390	16,163,934	8,837,716	12,040,298	2,347,723
Adjustment to Non-PEO NEO Compensation Footnote

			Average Non-
			PEO NEOs
		PEO ($)	($) (a)
Fiscal Year		2024	2024
Summary Compensation Table	(b)	23,525,357	10,928,341
Minus - Grant Date Fair Value of Stock Awards Granted in Year	(c)	(8,405,699)	(4,486,450)
Plus - Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year	(d)	9,328,487	4,978,977
Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(e)	2,876,101	1,513,642
Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years	(f)	(950,875)	(387,120)
Compensation Actually Paid		26,373,371	12,547,390

(a)
See footnote 1 of the Pay Versus Performance Table for the Named Executive Officers included in the average for each year.
(b)
Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(c)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, calculated in accordance with FASB ASC 718. See Note 8 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2024 for a discussion of the relevant assumptions used in calculating these amounts.
(d)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(e)
Represents the change in fair value, measured from the prior fiscal year-end to the indicated fiscal year-end, of stock awards that were granted in a prior fiscal year and were outstanding and unvested as of the indicated fiscal year-end, calculated in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of stock awards that were granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Total Shareholder Return

As demonstrated by the following table, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to other NEOs generally align with our TSR over the five-year period reported in the chart, especially when considering the dramatic impact of COVID-19 on our financial results in 2020, during which no short-term incentive bonuses were paid to either our PEO or other NEOs.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following table presents the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to other NEOs, compared to net income. While Skechers does not use net income as a performance measure in the overall executive compensation program, the measure of net income is broadly correlated with the measures of Sales growth and EPS growth, which Skechers uses in its short-term and long-term incentive compensation programs.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Sales Growth

While Skechers’ sales growth is a key metric in our short-term incentive program for both our PEO and our other NEOs, as well as other senior management, compensation actually paid is less sensitive to sales growth because our executive compensation program prioritizes longer-term equity compensation primarily tied to our stock price and TSR, which we expect will continue to have a greater impact than sales growth on compensation actually paid.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid Versus Total Shareholder Return

As demonstrated by the following table, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to other NEOs generally align with our TSR over the five-year period reported in the chart, especially when considering the dramatic impact of COVID-19 on our financial results in 2020, during which no short-term incentive bonuses were paid to either our PEO or other NEOs.

Tabular List, Table

Performance Measures Used to Link Skechers’ Performance and CAP to the Named Executive Officers

The following is a list of financial performance measures, which in our assessment represent the most important measures used by us to link CAP for the Named Executive Officers in 2024. Please see the CD&A for a further description of these metrics, including how they are calculated for incentive purposes, and how they are used in our executive compensation program, including the annual bonus and 2024 long-term incentive program.

Most Important Company Performance Measures for Determining NEO Compensation
1	Sales Growth
2	EPS Growth
3	TSR - S&P Retail Select Industry Index

Total Shareholder Return Amount	$ 155.68	144.34	97.13	100.49	83.21
Peer Group Total Shareholder Return Amount	188.41	168.04	138.26	202.49	141.63
Net Income (Loss)	$ 729,613,000	$ 649,923,000	$ 429,162,000	$ 815,632,000	$ 146,227,000
Company Selected Measure Amount	969,009,000	555,792,000	1,134,363,000	1,696,757,000	(629,114,000)
PEO Name	Robert Greenberg
Measure:: 1
Pay vs Performance Disclosure
Name	Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 3
Pay vs Performance Disclosure
Name	TSR - S&P Retail Select Industry Index
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,405,699)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,328,487
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,876,101
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(950,875)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,486,450)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,978,977
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,513,642
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (387,120)